Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
NTD [Member] | Financial liabilities [Member]
IFRS Statement [Line Items]
Foreign currency	$ 897,593	$ 922,148
Exchange rate	29.980	30.715
Functional currency	$ 29,939	$ 30,023
NTD [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 148,825	$ 205,394
Exchange rate	29.980	30.715
Functional currency	$ 4,964	$ 6,687
CNY [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 34,726	$ 33,590
Exchange rate	6.9762	6.8681
Functional currency	$ 4,978	$ 4,891